SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                           Milwaukee, Wisconsin 53202
                                 (414) 271-5885
                              Fax: (414) 271-5910


February 10, 1997

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  The Haven Capital Management Trust
     Filing Pursuant to Rule 497(j)
     (33-76670 and 811-8428)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Haven Capital Management Trust (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on February 7, 1997.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours,

/s/ Constance Dye Shannon
Constance Dye Shannon
Legal and Compliance Manager

cc:  Toby D'Oench




                       The Haven Capital Management Trust
                       c/o Haven Capital Management, Inc.
                          655 Third Avenue, 19th Floor
                            New York, New York 10017


                                                              February 10, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       THE HAVEN CAPITAL MANAGEMENT TRUST
                         Filing Pursuant to Rule 497(j)
                   (Registration Nos. 33-76670 and 811-8428)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Haven Capital Management Trust (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 7, 1997.

     Please telephone the undersigned at (212) 953-2322 with any questions about this certificate.

                         Very truly yours,

                         THE HAVEN CAPITAL MANAGEMENT TRUST

                         By: /s/ Colin C. Ferenbach
                             ----------------------
                             Colin C. Ferenbach
                             President